Long-Term Borrowings	12 Months Ended
Dec. 31, 2022
Long-Term Borrowings [Abstract]
LONG-TERM BORROWINGS

14. LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Long-term borrowing, current	15,137	4,502
Long-term borrowings, non-current	646	388
Total	15,783	4,890

In connection with the acquisition of Dongyi Yuanda in July 2018, the Group assumed a loan of RMB12,000 from a commercial bank which bears an annual interest rate at 7.03%. The annual interest rate was changed to 5.00% in 2020. The Group has repaid RMB8,000 in September 2020, RMB1,000 in November 2021 and RMB3,000 in December 2022.

In 2020, the Group entered into a loan agreement with a third party and obtain loans totaling RMB7,950 which bears interest at rate of 12.24% per year. The principal and interest should be paid monthly. The Group has repaid RMB2,890 in 2020, RMB3,618 in 2021 and RMB1,004 in 2022. The loan has been derecognized in connection with the disposal of the subsidiary as of December 31, 2022.

From August to November 2021, the Group entered into loan agreements with a third party and obtained loan totalling RMB1,790 with the loan term for 2 years, which bears interest at rate of 12.24% per year. The principal and interest should be paid monthly. The Group has repaid RMB249 in 2021 and RMB399 in 2022. From January to March 2022, the Group obtained loan totalling RMB1,080 with the loan term for 2 years, which bears interest at rate of 12.24% per year. The principal and interest should be paid monthly. The Group has repaid RMB28 in 2022. The loan has been derecognized in connection with the disposal of the subsidiary as of December 31, 2022.

In 2020, the Group entered into a loan agreement with another commercial bank of RMB9,800 at an annual interest rate of 7.92%, and the Group repaid the loan at due date in July 2022.

In 2021, the Group entered into a loan agreement with another commercial bank of RMB8,780 at an annual interest rate of 6.19%. The due date was January 2024. The remaining balance of the loan as of December 31, 2022 is RMB4,890, of which RMB4,502 is classified as long-term borrowings, current and RMB388 is classified as long-term borrowings with mature dates in January 2024.